Related party transactions (Details Narrative)		12 Months Ended
	Dec. 08, 2025	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 AUD ($)	Feb. 12, 2026 $ / shares shares	Jan. 28, 2026 shares	Jun. 30, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued as consideration		206,088,228				11,069,578
Loans | $		$ 17,356,799				$ 200,358
Advaitha Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued as consideration		73,748
Defining Films Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Loans receivable | $			$ 276,780.24
RELMS Business Services Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Loans receivable | $			$ 49,100.52
Mirragin RAS consulting pty ltd [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued as consideration		353,982
Loans receivable | $		$ 223,847
Mr Sutton and RELMS Consolidated Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Borrowings description		On 15 October 2026 the borrowers, Mr Sutton and RELMS Consolidated Pty Ltd as trustee of The Sutton Family Trust entered into a Deed of Acknowledgment of Debt, Share Security and Limited Recourse, under which the borrowers acknowledged the advances, interest accrues from 1 April 2026 at the higher of 8.27 percent per annum and the Australian fringe benefits tax benchmark rate, and the trustee granted security over the 1,012,029 ordinary shares in the Company that it holds.	On 15 October 2026 the borrowers, Mr Sutton and RELMS Consolidated Pty Ltd as trustee of The Sutton Family Trust entered into a Deed of Acknowledgment of Debt, Share Security and Limited Recourse, under which the borrowers acknowledged the advances, interest accrues from 1 April 2026 at the higher of 8.27 percent per annum and the Australian fringe benefits tax benchmark rate, and the trustee granted security over the 1,012,029 ordinary shares in the Company that it holds.
Natraj Balasubramanian [member]
IfrsStatementLineItems [Line Items]
Loans | $		$ 8,957
Share sale agreement [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued as consideration				9,636,625
Ordinary shares issued price per share | $ / shares				$ 10.17
Share sale agreement [member] | Mr Saligrama [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	97.96%
Share sale agreement [member] | Gomazz Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	2.04%
Share sale agreement [member] | Viswanatha chetan saligrama [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued as consideration					2,200
Percentage of shares consideration					100.00%
Share sale agreement [member] | Advaitha Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued as consideration					2,600
Percentage of shares consideration					100.00%
Share sale agreement [member] | Connect Simple Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of company acquired	100.00%